Revenue - Schedule of Trade Receivables And Contract Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables	¥ 67,745	¥ 57,601
Contract assets	¥ 39	¥ 231